Investment Risks	Nov. 01, 2026
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income I Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income I Portfolio | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income I Portfolio | InvestingInOtherFundsMember
Prospectus Line Items
Risk [Text Block]	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income I Portfolio | IndustryExposureMember
Prospectus Line Items
Risk [Text Block]	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income I Portfolio | AssetAllocationRiskMember
Prospectus Line Items
Risk [Text Block]	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income I Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income I Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income I Portfolio | CommodityFuturesMember
Prospectus Line Items
Risk [Text Block]	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income I Portfolio | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of an underlying index fund and its benchmark index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income I Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income I Portfolio | SecuritizedDebtSecuritiesExposureMember
Prospectus Line Items
Risk [Text Block]	Securitized Debt Securities Exposure. Securitized debt securities are dependent on the cash flows generated by the underlying assets and can be significantly affected by changes in interest rates, the availability of information concerning the underlying assets and their structure, and the creditworthiness of the originators of the loans or other receivables or the entities providing credit support.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income I Portfolio | USTreasuryObligationsMember
Prospectus Line Items
Risk [Text Block]	U.S. Treasury Obligations. U.S. Treasury obligations are high-quality securities issued or guaranteed by the U.S. Treasury providing minimal risk of loss of principal if held to maturity. Fluctuations in interest rates may cause the market value of such securities to vary.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income I Portfolio | CommodityLinkedInvestingMember
Prospectus Line Items
Risk [Text Block]	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income I Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income I Portfolio | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's benchmark index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income I Portfolio | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income I Portfolio | InflationProtectedDebtExposureMember
Prospectus Line Items
Risk [Text Block]	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income II Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income II Portfolio | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income II Portfolio | InvestingInOtherFundsMember
Prospectus Line Items
Risk [Text Block]	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income II Portfolio | IndustryExposureMember
Prospectus Line Items
Risk [Text Block]	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income II Portfolio | AssetAllocationRiskMember
Prospectus Line Items
Risk [Text Block]	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income II Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income II Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income II Portfolio | CommodityFuturesMember
Prospectus Line Items
Risk [Text Block]	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income II Portfolio | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of an underlying index fund and its benchmark index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income II Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income II Portfolio | SecuritizedDebtSecuritiesExposureMember
Prospectus Line Items
Risk [Text Block]	Securitized Debt Securities Exposure. Securitized debt securities are dependent on the cash flows generated by the underlying assets and can be significantly affected by changes in interest rates, the availability of information concerning the underlying assets and their structure, and the creditworthiness of the originators of the loans or other receivables or the entities providing credit support.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income II Portfolio | USTreasuryObligationsMember
Prospectus Line Items
Risk [Text Block]	U.S. Treasury Obligations. U.S. Treasury obligations are high-quality securities issued or guaranteed by the U.S. Treasury providing minimal risk of loss of principal if held to maturity. Fluctuations in interest rates may cause the market value of such securities to vary.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income II Portfolio | CommodityLinkedInvestingMember
Prospectus Line Items
Risk [Text Block]	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income II Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income II Portfolio | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's benchmark index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income II Portfolio | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income II Portfolio | InflationProtectedDebtExposureMember
Prospectus Line Items
Risk [Text Block]	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income III Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income III Portfolio | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income III Portfolio | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income III Portfolio | InvestingInOtherFundsMember
Prospectus Line Items
Risk [Text Block]	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income III Portfolio | IndustryExposureMember
Prospectus Line Items
Risk [Text Block]	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income III Portfolio | AssetAllocationRiskMember
Prospectus Line Items
Risk [Text Block]	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income III Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income III Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income III Portfolio | CommodityFuturesMember
Prospectus Line Items
Risk [Text Block]	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income III Portfolio | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of an underlying index fund and its benchmark index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income III Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income III Portfolio | SecuritizedDebtSecuritiesExposureMember
Prospectus Line Items
Risk [Text Block]	Securitized Debt Securities Exposure. Securitized debt securities are dependent on the cash flows generated by the underlying assets and can be significantly affected by changes in interest rates, the availability of information concerning the underlying assets and their structure, and the creditworthiness of the originators of the loans or other receivables or the entities providing credit support.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income III Portfolio | USTreasuryObligationsMember
Prospectus Line Items
Risk [Text Block]	U.S. Treasury Obligations. U.S. Treasury obligations are high-quality securities issued or guaranteed by the U.S. Treasury providing minimal risk of loss of principal if held to maturity. Fluctuations in interest rates may cause the market value of such securities to vary.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income III Portfolio | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income III Portfolio | CommodityLinkedInvestingMember
Prospectus Line Items
Risk [Text Block]	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income III Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income III Portfolio | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's benchmark index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income III Portfolio | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income III Portfolio | InflationProtectedDebtExposureMember
Prospectus Line Items
Risk [Text Block]	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
Document Type	497